Equipment Financing (Details) - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)		3 Months Ended
	Jul. 02, 2022	Oct. 31, 2022	Sep. 30, 2022	Jun. 30, 2022
Equipment Financing (Details) [Line Items]
Financing agreements amount			$ 23,650	$ 62,263
Principal and interest payments		$ 2,282
Financing agreement interest percentage	5.00%	5.00%
Interest payments	$ 1,820